Pension And Other Postretirement Benefits (Schedule Of Net Periodic Benefit Costs) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 2,078	$ 2,079	$ 1,807	$ 4,157	$ 3,615	$ 7,231	$ 9,195	$ 7,986
Interest cost	7,408	7,408	7,789	14,816	15,577	31,154	28,363	30,232
Expected return on assets	(11,206)	(11,206)	(10,473)	(22,412)	(20,946)	(41,893)	(38,287)	(32,554)
Amortization of prior service cost	1,217		1,213	2,433	2,426	4,853	4,916	4,246
Amortization of actuarial loss	3,475		2,426	6,950	4,855
Recognized actuarial loss						9,710	22,735	19,471
Net periodic benefit cost	2,972		2,762	5,944	5,527	11,055	26,922	29,381
Less: amounts capitalized						1,426	2,881	2,497
Amount charged to expense						$ 9,629	24,041	26,884
Expected return on plan assets						7.00%
Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2,078	2,079	1,807	4,157	3,615	$ 7,231	9,195	7,986
Interest cost	7,408	7,408	7,789	14,816	15,577	31,154	28,363	30,232
Expected return on assets	(11,206)	(11,206)	(10,473)	(22,412)	(20,946)	(41,893)	(38,287)	(32,554)
Amortization of prior service cost	1,217		1,213	2,433	2,426	4,853	4,916	4,246
Amortization of actuarial loss	3,475		2,426	6,950	4,855
Recognized actuarial loss						9,710	22,735	19,471
Net periodic benefit cost	2,972		$ 2,762	$ 5,944	$ 5,527	11,055	26,922	29,381
Less: amounts capitalized						1,426	2,881	2,497
Amount charged to expense						$ 9,629	$ 24,041	$ 26,884
Expected return on plan assets						7.00%
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	1,217	1,216
Amortization of actuarial loss	3,475	3,475
Discount rate						4.92%	3.80%	4.56%
Expected return on plan assets						7.00%	7.25%	7.50%
Pension Benefit [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	1,217	1,216
Amortization of actuarial loss	$ 3,475	$ 3,475
Discount rate						4.92%	3.80%	4.56%
Expected return on plan assets						7.00%	7.25%	7.50%
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate						4.64%	3.41%	4.37%
Expected return on plan assets						7.00%	7.25%	7.50%
Supplemental Retirement Plan [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate						4.64%	3.41%	4.37%
Expected return on plan assets						7.00%	7.25%	7.50%